FOLEY & LARDNER LLP ATTORNEYS AT LAW
WASHINGTON HARBOUR 2000 K STREET, N.W., SUITE 500 WASHINGTON, D.C. 20007-5143 202.672.5300 TEL 202.672.5399 FAX www.foley.com
December 9, 2004	WRITER'S DIRECT LINE 202.295-4003 abill@foley.com Email
CLIENT/MATTER NUMBER 302038-0001

Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, DC 20549

Re:	WidePoint Corporation (File No. 000-23967) — Preliminary Proxy Material

Ladies and Gentlemen:

        On behalf of WidePoint Corporation (the “Company”), we are hereby transmitting for filing pursuant to Rule 14a-6(a) under the Securities Exchange Act of 1934 the Company’s preliminary Notice of Annual Meeting, Proxy Statement and form of Proxy.

        The preliminary proxy material will be used in connection with an Annual Meeting of Stockholders scheduled to be held on January 27, 2005. The Company currently intends to mail definitive proxy material to its stockholders beginning December 27, 2004. To the Company’s knowledge, the only substantive matters to be considered at the Annual Meeting are (i) the election of directors, (ii) an amendment to the Company’s certificate of incorporation to increase the number of shares of common stock authorized for issuance, (iii) an amendment to the Company’s 1997 Stock Incentive Plan to increase the number of shares of common stock issuable thereunder and (iv) the ratification of the selection of the independent accountants.

        If you have any questions or comments regarding this filing, please contact the undersigned at (202) 295-4003 or Thomas L. James at (202) 295-4012.

Very truly yours,
/s/ Arthur H. Bill
Arthur H. Bill, Esq.

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